Investments in Film (Tables)	12 Months Ended
Jun. 30, 2024
Investments in Film [Abstract]
Schedule of Investments in Film	INVESTMENTS IN FILM
	As of June 30,
	2024	2023
Investments in film- current	$885,800	$885,824
Investments in film- non current	535,857	-
	$1,421,657	$885,824